Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables	€ 40,967	€ 37,549	€ 40,138
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables		46,852	53,087
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables		(9,303)	(12,949)
Effect of transition to IFRSs [member] | Recognition of trade receivables [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables		6,287	6,275
Effect of transition to IFRSs [member] | Revenue of finished goods derecognised [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables		(15,590)	(19,224)
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Trade receivables		€ 37,549	€ 40,138